INVESTMENT IN ASSOCIATE AND CONVERTIBLE NOTE RECEIVABLE (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investment In Associate And Convertible Note Receivable
Balance, beginning of year	$ 806	$ 1,673	$ 1,735
Share of loss	(233)	(260)	(62)
Conversion of Stimunity Convertible Note	429
Impairment loss	(1,002)	(607)
Balance, end of year		$ 806	$ 1,673